13. RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION: Schedule of amounts due to related parties in accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Payable to a company partially owned by a director
Amounts payable, related party transactions	$ 0	$ 130,000
Payable to a company partially owned by the CFO
Amounts payable, related party transactions	50,291	17,778
Payable to key management personnel
Amounts payable, related party transactions	61,229	246
Payable to other related party
Amounts payable, related party transactions	5,040	5,000
Amounts payable, related party transactions	$ 116,560	$ 153,024